Borrowings and Bank Deposits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	$ 71,525	$ 77,678
Long-term borrowings (Note 10)	200,172	221,141
Non Recourse Borrowings Of Consolidated Securitization Entities	29,938	30,124
Bank deposits (Note 10)	62,839	53,361
Total borrowings and bank deposits	364,474	382,304
Long-term Debt, Weighted Average Interest Rate	1.04%	1.05%
Adjustment [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	(862)	(1,250)
Long-term borrowings (Note 10)	(45)	(128)
Non Recourse Borrowings Of Consolidated Securitization Entites [Member]
Borrowings And Bank Deposits [Line Items]
Maturities on long-term borrowings, Minimum	2015
Maturities on long-term borrowings, Maximum	2019
GE
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	3,872	1,841
Long-term borrowings (Note 10)	12,468	11,515
Non Recourse Borrowings Of Consolidated Securitization Entities	0	0
Bank deposits (Note 10)	0	0
Maturities on long-term borrowings, Minimum	2017
Maturities on long-term borrowings, Maximum	2044
GE | Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	500	0
Short-term Debt, Weighted Average Interest Rate		0.00%
GE | US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.10%
GE | Notes Payable to Banks [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	343	346
Long-term borrowings (Note 10)	5	10
Maturities on long-term borrowings, Minimum	2016
Maturities on long-term borrowings, Maximum	2019
Long-term Debt, Weighted Average Interest Rate	0.89%	1.10%
Short-term Debt, Weighted Average Interest Rate	1.32%	3.38%
GE | Current Portion Of Long Term Borrowings [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	2,068	70
Short-term Debt, Weighted Average Interest Rate	1.05%	5.65%
GE | Other Short Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	961	1,425
GE | Senior unsecured notes [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)	11,945	10,968
Long-term Debt, Weighted Average Interest Rate	4.25%	3.63%
GE | Other Long Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)	518	537
GE | Non Recourse Borrowings Of Consolidated Securitization Entites [Member]
Borrowings And Bank Deposits [Line Items]
Non Recourse Borrowings Of Consolidated Securitization Entities	29,938	30,124
GECC
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	68,515	77,087
Long-term borrowings (Note 10)	187,749	209,754
Non Recourse Borrowings Of Consolidated Securitization Entities	29,938	30,124
Bank deposits (Note 10)	62,839	53,361
GECC | US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	22,019	24,877
Short-term Debt, Weighted Average Interest Rate	0.19%	0.18%
GECC | Non US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	2,993	4,168
Short-term Debt, Weighted Average Interest Rate	0.25%	0.33%
GECC | Notes Payable to Banks [Member]
Borrowings And Bank Deposits [Line Items]
Short-term Debt, Weighted Average Interest Rate	2.53%	2.70%
GECC | Current Portion Of Long Term Borrowings [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	37,724	39,003
Short-term Debt, Weighted Average Interest Rate	1.01%	1.11%
GECC | GE Interest Plus notes [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	5,467	8,699
GECC | Other Short Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 10)	312	340
GECC | Senior unsecured notes [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)	162,629	186,134
Maturities on long-term borrowings, Minimum	2016
Maturities on long-term borrowings, Maximum	2055
Long-term Debt, Weighted Average Interest Rate	2.72%	2.97%
GECC | Subordinated notes [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)	4,804	4,821
Maturities on long-term borrowings, Minimum	2021
Maturities on long-term borrowings, Maximum	2037
Long-term Debt, Weighted Average Interest Rate	3.36%	3.93%
GECC | Subordinated Debt [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)	7,085	7,462
Maturities on long-term borrowings, Minimum	2066
Maturities on long-term borrowings, Maximum	2067
Long-term Debt, Weighted Average Interest Rate	5.88%	5.64%
GECC | Other Long Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 10)	$ 13,231	$ 11,337